Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 120,855	$ 115,926
Short term investments	10,000
Accounts receivable	3,647	3,114
Accounts receivable—related parties	22,393	15,612
Notes receivable	136,607	7,938
Notes receivable—related parties		33,269
Real estate, net of accumulated depreciation	289,449	115,880
Investments in joint ventures ($68,363,000 and $51,382,000 carried at fair value as of December 31, 2012 and 2011, respectively)	543,193	343,367
Investments in loan pool participations	95,601	89,951
Marketable securities		23,005
Other assets	38,079	20,749
Goodwill	23,965	23,965
Total assets	1,283,789	792,776
Liabilities
Accounts payable	1,762	1,798
Accrued expenses and other liabilities	29,417	24,262
Accrued salaries and benefits	24,981	14,578
Deferred tax liability	22,671	18,437
Mortgage loans and notes payable	236,538	30,748
Senior notes payable	409,640	249,385
Junior subordinated debentures	40,000	40,000
Total liabilities	765,009	379,208
Cumulative Preferred stock, $0.0001 par value, 1,000,000 shares authorized, $1,000 per share liquidation preference:
Common stock, $0.0001 par value, 125,000,000 shares authorized, 64,789,646 and 52,989,646 shares issued and 63,772,598 and 51,825,998 shares outstanding as of December 31, 2012 and 2011, respectively	6	5
Additional paid-in capital	512,835	407,335
Retained earnings (accumulated deficit)	(5,910)	9,708
Accumulated other comprehensive income	12,569	5,035
Shares held in treasury at cost, $0.0001 par value, 1,017,048 and 1,163,648 held as of December 31, 2012 and 2011, respectively	(9,856)	(11,848)
Total Kennedy-Wilson Holdings, Inc. stockholders’ equity	509,644	410,235
Noncontrolling interests	9,136	3,333
Total equity	518,780	413,568
Total liabilities and equity	1,283,789	792,776
6.00% Series A [Member]
Cumulative Preferred stock, $0.0001 par value, 1,000,000 shares authorized, $1,000 per share liquidation preference:
Cumulative preferred stock
6.45% Series B [Member]
Cumulative Preferred stock, $0.0001 par value, 1,000,000 shares authorized, $1,000 per share liquidation preference:
Cumulative preferred stock